Securities - Summary of Securities Available-for-Sale and Restricted Stock (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Gross Unrealized Losses		$ 132
Amortized Cost, Held to maturity	44,350
Gross Unrealized Gains
Gross Unrealized Losses	1,707
Fair Value, Held to maturity	42,643
Equity securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost, Equity	106	69
Gross Unrealized Gains	23	9
Gross Unrealized Losses	1	9
Fair Value, Equity	128	69
U.S. Treasury security [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost, Debt	1,005	100
Gross Unrealized Gains
Gross Unrealized Losses	8
Fair Value, Debt	997	100
U.S. Government agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost, Debt	22,999	35,996
Gross Unrealized Gains	8	27
Gross Unrealized Losses	706	43
Fair Value, Debt	22,301	35,980
Amortized Cost, Held to maturity	19,186
Gross Unrealized Gains
Gross Unrealized Losses	828
Fair Value, Held to maturity	18,358
Mortgage-Backed Securities of Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost, Debt	54,455	66,588
Gross Unrealized Gains	536	2,107
Gross Unrealized Losses	691
Fair Value, Debt	54,300	68,695
Amortized Cost, Held to maturity	25,164
Gross Unrealized Gains
Gross Unrealized Losses	879
Fair Value, Held to maturity	24,285
Other Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost, Debt	230	345
Gross Unrealized Gains	5
Gross Unrealized Losses		1
Fair Value, Debt	235	344
Asset-backed securities of government agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost, Debt	2,739	2,862
Gross Unrealized Gains	36
Gross Unrealized Losses		39
Fair Value, Debt	2,775	2,823
State and political subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost, Debt	16,219	16,194
Gross Unrealized Gains	371	701
Gross Unrealized Losses	143	12
Fair Value, Debt	16,447	16,883
Corporate bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost, Debt	4,500	4,313
Gross Unrealized Gains	44	112
Gross Unrealized Losses	5	28
Fair Value, Debt	4,539	4,397
Total Available-for-Sale [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost, Debt	102,253	126,467
Gross Unrealized Gains	1,023	2,956
Gross Unrealized Losses	1,554	132
Fair Value, Debt	101,722	129,291
Restricted Stock, Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost, Debt	5,463	5,463
Gross Unrealized Gains
Gross Unrealized Losses
Fair Value, Debt	5,463	5,463
Total Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost, Debt	152,066	131,930
Gross Unrealized Gains	1,023	2,956
Gross Unrealized Losses	3,261	132
Fair Value, Debt	$ 149,828	$ 134,754